NATURE OF BUSINESS (Details Narrative) - USD ($)						9 Months Ended	12 Months Ended
	Dec. 30, 2021	Apr. 21, 2021	Sep. 16, 2020	Dec. 31, 2019	Dec. 31, 2019	Sep. 30, 2023	Dec. 31, 2022
Sale of stock, consideration received on transaction						$ 0	$ 0
Sale of stock, percentage of ownership after transaction			45.00%
Number of shares acquired			1,000,000
Total assets in liquid cash						10.00%
Goldstein Franklin, Inc [Member]
Preferred stock voting rights				the company sold to Goldstein Franklin, Inc., a California corporation, one (1) Special 2019 series A preferred share (one preferred share is convertible 100,000,000 share of common stocks) of the company, which controls 60% of the company’s total voting rights. Apart from the above mentioned preferred shares, the Company has no potentially dilutive securities, such as options or warrants, currently issued and outstanding during year ended December 31, 2022
Kid Castle Educational Corporation [Member]
Sale of stock, number of shares issued in transaction	1,000,000		1,000,000
Sale of stock, percentage of ownership after transaction	87.00%	45.00%	87.00%
Sale of Stock, Consideration Received Per Transaction			$ 3
Kid Castle Educational Corporation [Member] | Preferred Stock [Member]
Sale of stock, number of shares issued in transaction		100,000
Kid Castle Educational Corporation [Member] | Common Stock [Member]
Sale of stock, number of shares issued in transaction		900,000,000
Community Economic Development Capital, LLC [Member]
Investment interest rate			100.00%
Cannabinoid Biosciences, Inc [Member]
Sale of stock, percentage of ownership after transaction			97.00%
Variable interest entity percentage			50.00%
Premier Information Management Inc [Member]
Sale of Stock, Consideration Received Per Transaction		$ 1
Series A Preferred Stock [Member] | Goldstein Franklin, Inc [Member]
Ownership percentage				100.00%	100.00%
Series A Preferred Stock [Member] | Goldstein Franklin, Inc [Member]
Sale of stock, consideration received on transaction				$ 38,000
Preferred stock voting rights				One Series A Share is convertible to 100,000,000 shares of common stocks at any time. The Series A Share also provided with 60% voting rights of the PubCo. On the same day, Goldstein sold one-member unit of Alpharidge Capital, LLC (“Alpharidge”), a California limited liability corporation, representing 100% member owner of Alpharidge to the PubCo. As a result, Alpharidge become a wholly owned subsidiary of PubCo until December 30, 2021 when the Company sold Alpharidge Capital LLC to Kid Castle Educational Corporation, a subsidiary of Video River Networks, Inc. both of which are publicly traded companies with ticker symbols KDCE and NIHK respectively.	One Series A Share is convertible to 100,000,000 shares of common stocks at any time. The Series A Share also provided with 60% voting rights of the PubCo. On the same day, Goldstein sold one-member unit of Alpharidge Capital, LLC (“Alpharidge”), a California limited liability corporation, representing 100% member owner of Alpharidge to the PubCo. As a result, Alpharidge become a wholly owned subsidiary of PubCo until December 30, 2021 when the Company sold Alpharidge Capital LLC to Kid Castle Educational Corporation, a subsidiary of Video River Networks, Inc. both of which are publicly traded companies with ticker symbols KDCE and NIHK respectively.
Convertible Preferred Stock, Shares Issued upon Conversion				100,000,000	100,000,000